REVENUES - Lease Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue [abstract]
Operating lease income	$ 1,558	$ 684
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	2,319	2,230
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	877	843
1 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	1,110	978
5+ years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 332	$ 409